Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscriptions Payable [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 1,502,330		$ 53,085	$ 14,103,672	$ 75,000	$ (52,870)	$ (16,132,326)	$ (1,953,439)
Balance, shares at Dec. 31, 2020	150,233		53,085,305
Common stock issued for services			$ 955	111,075	21,725			133,755
Common stock issued for services, shares			954,260
Amortization of common stock options issued for services				1,000,834				1,000,834
Series A convertible preferred stock dividends declared ($0.60 per share)				(61,684)				(61,684)
Loss on foreign currency translation						(11,477)		(11,477)
Net loss							(3,784,562)	(3,784,562)
Series B convertible preferred stock sold for cash		$ 527,505		(10)				(10)
Series B convertible preferred stock sold for cash, shares		35,167
Commitment shares issued pursuant to promissory note			$ 2,250	416,062				418,312
Commitment shares issued pursuant to promissory note, shares			2,250,000
Common stock sold for cash			$ 750	74,250	(75,000)
Common stock sold for cash, shares			750,000
Series B convertible preferred stock sold for cash to our CEO		$ 3,050,010
Series B convertible preferred stock sold for cash to our CEO, shares		203,334
Conversion of series A convertible preferred stock	$ (850,000)		$ 8,500	841,500				850,000
Conversion of series A convertible preferred stock, shares	(85,000)		8,500,000
Exercise of cashless options			$ 60	(60)
Exercise of cashless options, shares			60,000
Warrants issued as a debt discount				358,017				358,017
Balance at Dec. 31, 2021	$ 652,330	$ 3,577,515	$ 65,600	16,843,656	21,725	(64,347)	(19,916,888)	(3,050,254)
Balance, shares at Dec. 31, 2021	65,233	238,501	65,599,565
Common stock issued for services			$ 1,603	154,250	(21,725)			134,128
Common stock issued for services, shares			1,603,342
Amortization of common stock options issued for services				123,440				123,440
Series A convertible preferred stock dividends declared ($0.60 per share)				(28,971)				(28,971)
Loss on foreign currency translation						6,806		6,806
Net loss							(2,295,139)	(2,295,139)
Series B convertible preferred stock sold for cash		$ 150,000
Series B convertible preferred stock sold for cash, shares		10,000
Series B convertible preferred stock issued as commitment fee on ELOC		$ 205,005
Series B convertible preferred stock issued as commitment fee on ELOC, shares		13,667
Balance at Sep. 30, 2022	$ 652,330	$ 3,932,520	$ 67,203	17,092,375		(57,541)	(22,212,027)	(5,109,990)
Balance, shares at Sep. 30, 2022	65,233	262,168	67,202,907
Balance at Dec. 31, 2021	$ 652,330	$ 3,577,515	$ 65,600	16,843,656	21,725	(64,347)	(19,916,888)	(3,050,254)
Balance, shares at Dec. 31, 2021	65,233	238,501	65,599,565
Common stock issued for services			$ 1,603	154,250	(21,725)			134,128
Common stock issued for services, shares			1,603,342
Amortization of common stock options issued for services				164,620				164,620
Series A convertible preferred stock dividends declared ($0.60 per share)				(38,923)				(38,923)
Loss on foreign currency translation						13,648		13,648
Net loss							(3,059,477)	(3,059,477)
Series B convertible preferred stock sold for cash		$ 300,000
Series B convertible preferred stock sold for cash, shares		20,000
Series B convertible preferred stock issued as commitment fee on ELOC		$ 205,005
Series B convertible preferred stock issued as commitment fee on ELOC, shares		13,667
Series A convertible preferred stock sold for cash	$ 50,000
Series A convertible preferred stock sold for cash, shares	5,000
Balance at Dec. 31, 2022	$ 702,330	$ 4,082,520	$ 67,203	17,123,603		(50,699)	(22,976,365)	(5,836,258)
Balance, shares at Dec. 31, 2022	70,233	272,168	67,202,907
Balance at Jun. 30, 2022	$ 652,330	$ 3,577,515	$ 65,862	16,928,274		(59,875)	(21,217,884)	(4,283,623)
Balance, shares at Jun. 30, 2022	65,233	238,501	65,861,631
Common stock issued for services			$ 1,341	132,787				134,128
Common stock issued for services, shares			1,341,276
Amortization of common stock options issued for services				41,180				41,180
Series A convertible preferred stock dividends declared ($0.60 per share)				(9,866)				(9,866)
Loss on foreign currency translation						2,334		2,334
Net loss							(994,143)	(994,143)
Series B convertible preferred stock sold for cash		$ 150,000
Series B convertible preferred stock sold for cash, shares		10,000
Series B convertible preferred stock issued as commitment fee on ELOC		$ 205,005
Series B convertible preferred stock issued as commitment fee on ELOC, shares		13,667
Balance at Sep. 30, 2022	$ 652,330	$ 3,932,520	$ 67,203	17,092,375		(57,541)	(22,212,027)	(5,109,990)
Balance, shares at Sep. 30, 2022	65,233	262,168	67,202,907
Balance at Dec. 31, 2022	$ 702,330	$ 4,082,520	$ 67,203	17,123,603		(50,699)	(22,976,365)	(5,836,258)
Balance, shares at Dec. 31, 2022	70,233	272,168	67,202,907
Series B preferred stock conversions		$ (355,005)	$ 2,366	352,639				355,005
Series B preferred stock conversions, shares		(23,667)	2,366,700
Common stock issued for services			$ 2,500	171,350				173,850
Common stock issued for services, shares			2,500,000
Amortization of common stock options issued for services				121,052				121,052
Series A convertible preferred stock dividends declared ($0.60 per share)				(43,808)				(43,808)
Loss on foreign currency translation						145,370		145,370
Net loss							(1,513,374)	(1,513,374)
Series A convertible preferred stock sold for cash	$ 250,000
Series A convertible preferred stock sold for cash, shares	25,000
Series A Convertible Preferred Stock issued for services	$ 45,000				45,000			45,000
Series A Convertible Preferred Stock issued for services, shares	4,500
Commitment shares issued pursuant to promissory note			$ 1,667	40,508				42,175
Commitment shares issued pursuant to promissory note, shares			1,666,667
Common stock sold for cash			$ 3,000	297,000				300,000
Common stock sold for cash, shares			3,000,000
Balance at Sep. 30, 2023	$ 997,330	$ 3,727,515	$ 76,736	18,062,344	45,000	94,671	(24,489,739)	(6,210,988)
Balance, shares at Sep. 30, 2023	99,733	248,501	76,736,274
Balance at Jun. 30, 2023	$ 997,330	$ 4,082,520	$ 73,370	17,594,074		127,502	(24,039,433)	(6,244,487)
Balance, shares at Jun. 30, 2023	99,733	272,168	73,369,574
Series A preferred stock to be issued for services					45,000			45,000
Series B preferred stock conversions		$ (355,005)	$ 2,366	352,639				355,005
Series B preferred stock conversions, shares		(23,667)	2,366,700
Common stock issued for services			$ 1,000	83,000				84,000
Common stock issued for services, shares			1,000,000
Amortization of common stock options issued for services				47,714				47,714
Series A convertible preferred stock dividends declared ($0.60 per share)				(15,083)				(15,083)
Loss on foreign currency translation						(32,831)		(32,831)
Net loss							(450,306)	(450,306)
Balance at Sep. 30, 2023	$ 997,330	$ 3,727,515	$ 76,736	$ 18,062,344	$ 45,000	$ 94,671	$ (24,489,739)	$ (6,210,988)
Balance, shares at Sep. 30, 2023	99,733	248,501	76,736,274